Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities
Net income	$ 281,878	[1]	$ 120,557	[1]	$ 180,215	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and impairments	145,916	[1]	120,608	[1]	113,133	[1]
Non-cash equity-based compensation expense	3,822	[1]	3,717	[1]	3,490	[1]
Deferred income taxes	31,891	[1]	(2,263)	[1]	(10,723)	[1]
Debt-related amortization and other items, net	2,449	[1]	2,319	[1]	3,110	[1]
Equity income, net	(22,948)	[1],[2],[3]	(16,042)	[1],[2],[3]	(11,261)	[1],[2],[3]
Distributions from equity investment earnings	17,698	[1],[2]	20,660	[1],[2]	15,999	[1],[2]
Changes in assets and liabilities:
(Increase) decrease in accounts receivable, net	(34,148)	[1]	23,157	[1]	(44,725)	[1]
Increase (decrease) in accounts and natural gas imbalance payables and accrued liabilities, net	22,700	[1]	5,320	[1]	30,884	[1]
Change in other items, net	(4,478)	[1]	(552)	[1]	(21,233)	[1]
Net cash provided by operating activities	444,780	[1]	277,481	[1]	258,889	[1]
Cash flows from investing activities
Capital expenditures	(646,471)	[1]	(638,121)	[1]	(149,717)	[1]
Investments in equity affiliates	(294,693)	[1]	(108,457)	[1]	(6,203)	[1]
Distributions from equity investments in excess of cumulative earnings	4,438	[1],[2]	0	[1],[2]	0	[1],[2]
Other	14	[1]	0	[1]	500	[1]
Net cash used in investing activities	(1,652,995)	[1]	(1,357,537)	[1]	(485,832)	[1]
Cash flows from financing activities
Borrowings, net of debt issuance costs	957,503	[1]	1,041,648	[1]	1,055,939	[1]
Repayments of debt	(710,000)	[1]	(549,000)	[1]	(869,000)	[1]
Increase (decrease) in outstanding checks	(1,763)	[1]	1,800	[1]	4,039	[1]
Proceeds from the issuance of WGP common units, net of offering expenses	(2,367)	[1]	(412,020)	[1]	0	[1]
Distributions to WGP unitholders	(137,000)	[1]	0	[1]	0	[1]
Distributions to WES noncontrolling interest owners	(130,706)	[1]	(99,570)	[1]	(72,079)	[1]
Net contributions from Anadarko	208,907	[1]	245,418	[1]
Net distributions to Anadarko					(36,975)	[1]
Net cash provided by financing activities	898,744	[1]	1,276,053	[1]	426,428	[1]
Net increase (decrease) in cash and cash equivalents	(309,471)	[1]	195,997	[1]	199,485	[1]
Cash and cash equivalents at beginning of period	422,556	[1]	226,559	[1]	27,074	[1]
Cash and cash equivalents at end of period	113,085	[1]	422,556	[1]	226,559	[1]
Supplemental disclosures
Net distributions to Anadarko of other assets	5,855	[1]	15,296	[1]
Net contributions from Anadarko of other assets					(29)	[1]
Interest paid, net of capitalized interest	47,098	[1]	28,042	[1]	25,828	[1]
Taxes paid	552	[1]	495	[1]	190	[1]
Western Gas Partners [Member]
Cash flows from financing activities
Proceeds from issuance of WES common units, net of offering expenses	725,050	[1]	211,932	[1]	328,345	[1]
Affiliated Entity [Member]
Cash flows from investing activities
Contributions in aid of construction costs	617	[1]	0	[1]	0	[1]
Acquisitions	(476,711)	[1]	(611,719)	[1]	(28,837)	[1]
Proceeds from sale of assets to affiliates	85	[1]	760	[1]	382	[1]
Third Parties [Member]
Cash flows from investing activities
Acquisitions	(240,274)	[1]	0	[1]	(301,957)	[1]
Chipeta Processing Limited Liability Company [Member]
Cash flows from financing activities
Contributions received from Chipeta noncontrolling interest owners (including Anadarko)	2,247	[1]	29,108	[1]	33,637	[1]
Distributions to Chipeta noncontrolling interest owners (including Anadarko)	$ (13,127)	[1]	$ (17,303)	[1]	$ (17,478)	[1]

[1]	Financial information has been recast to include the financial position and results attributable to the TEFR Interests. See Note 1 and Note 2.
[2]	Income earned on, distributions from and contributions to equity investments are classified as affiliate. See Note 1.
[3]	Income earned from equity investments is classified as affiliate. See Note 1.